Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 10.5	$ 10.8	$ 10.7	$ 21.3	$ 22.3